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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
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   Address:      200 Clarendon St., 25th Floor
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                 Boston, MA 02116
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Form 13F File Number: 28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President of General Partner
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Phone:   (617)-236-4240
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Signature, Place, and Date of Signing:

       /s/ Steven Tannenbaum             Boston, MA         5/15/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 22
                                        --------------------

Form 13F Information Table Value Total: 148,294
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                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2  COLUMN 3  COLUMN 4          COLUMN 5             COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------- --------- -------- ---------------------------- ---------- -------- ----------------------
                                                                                                               Voting Authority
                                                                                                            ----------------------
                             Title of             Value    SHRS OR   SH / PUT/ Type of  Investment Other
Name of Issuer               Class      CUSIP     (x$1000) PRN AMT   PRN  CALL Security Discretion Managers Sole      Shared None
---------------------------- ---------- --------- -------- --------- ---- ---- -------- ---------- -------- --------- ------ ----
ASCENA RETAIL GROUP INC      COM        04351G101 $ 15,808   852,200           SH       SOLE                  852,200
BOLT TECHNOLOGY CORP         COM        097698104 $ 10,020   573,887           SH       SOLE                  573,887
BRT REALTY TRUST             SH BEN INT 055645303 $  6,913   984,725           SH       SOLE                  984,725
CACHE INC                    COM        127150308 $  1,774   420,264           SH       SOLE                  420,264
DELTA APPAREL INC            COM        247368103 $  9,115   553,434           SH       SOLE                  553,434
DESTINATION MATERNITY CORP   COM        25065D100 $  7,534   321,975           SH       SOLE                  321,975
DESTINATION XL GROUP INC     COM        25065K104 $  8,385 1,647,436           SH       SOLE                1,647,436
DREW INDUSTRIES INC          COM        26168L205 $  4,005   110,312           SH       SOLE                  110,312
EDAC TECHNOLOGIES CORP       COM        279285100 $  8,597   463,678           SH       SOLE                  463,678
GORDMANS STORES INC          COM        38269P100 $    871    74,400           SH       SOLE                   74,400
INFUSYSTEM HOLDINGS INC      COM        45685K102 $  3,738 2,145,348           SH       SOLE                2,145,348
LEARNING TREE INTERNATIONAL  COM        522015106 $  2,282   616,741           SH       SOLE                  616,741
MATERIAL SCIENCES CORP       COM        576674105 $  7,096   657,045           SH       SOLE                  657,045
MAXYGEN INC                  COM        577776107 $  1,443   598,642           SH       SOLE                  598,642
MFC INDUSTRIAL LTD           COM        55278T105 $  4,773   526,787           SH       SOLE                  526,787
MITCHAM INDUSTRIES INC       COM        606501104 $  8,886   525,200           SH       SOLE                  525,200
OVERHILL FARMS INC           COM        690212105 $  5,156 1,305,325           SH       SOLE                1,305,325
QLT INC                      COM        746927102 $ 10,919 1,235,144           SH       SOLE                1,235,144
RUBY TUESDAY INC             COM        781182100 $  5,400   732,659           SH       SOLE                  732,659
SKECHERS USA INC-CL A        CL A       830566105 $ 15,127   715,224           SH       SOLE                  715,224
STEINWAY MUSICAL INSTRUMENTS COM        858495104 $    740    30,816           SH       SOLE                   30,816
WET SEAL INC/THE-CLASS A     CL A       961840105 $  9,712 3,215,898           SH       SOLE                3,215,898

                                        Total      148,294
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